RELATED PARTIES TRANSACTIONS (Narrative) (Details)	12 Months Ended			0 Months Ended	1 Months Ended		3 Months Ended	6 Months Ended			1 Months Ended		6 Months Ended	8 Months Ended	72 Months Ended
	Dec. 31, 2010 Subsidiary of Common Parent [Member]	Dec. 31, 2009 Subsidiary of Common Parent [Member] USD ($)	Dec. 31, 2007 Controlling Shareholders [Member] USD ($)	Aug. 27, 2012 Immediate Family Member of the CEO [Member] USD ($)	Aug. 01, 2012 Immediate Family Member of the CEO [Member] USD ($)	Aug. 01, 2012 Immediate Family Member of the CEO [Member] ILS	Jun. 30, 2011 Immediate Family Member of the CEO [Member] USD ($)	Jun. 30, 2012 Immediate Family Member of the CEO [Member] USD ($)	Dec. 31, 2008 Immediate Family Member of the CEO [Member] USD ($)	Dec. 31, 2008 Immediate Family Member of the CEO [Member] ILS	Jun. 30, 2012 President and CEO [Member] USD ($)	Sep. 30, 2009 President and CEO [Member]	Dec. 31, 2008 President and CEO [Member]	Nov. 30, 2011 President and CEO [Member] USD ($)	Mar. 31, 2011 President and CEO [Member] USD ($)
Related Party Transaction [Line Items]
Amount of monthly transaction		$ 1,000					$ 12,500	$ 15,500			$ 20,000			$ 21,563	$ 15,367
Percent increase (decrease) in related party transaction amounts	10.00%											25.00%	(25.00%)
Amount of daily consultancy fee					625	2,500			400
Amount of hourly consultancy fee									45	154
Amount of bonus					10,000	40,000
Proceeds from loan			$ 40,000
Benefits as a percent of gross salary															25.00%
Shares issued under compensation plan				60,871
Option exercise price				$ 5.8
Number of options modified				30,435